ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2013	2012

Government authorities	$149	$300
Professional services	100	120
Tax accruals	77	86
Deferred Capital Gain (see Note 6)	117	-
Other	80	61

	$523	$567